Risks Arising from Financial Instruments - Summary of Effective Interest Rates at Balance Sheet (Detail) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Before hedging [Member] | Floating interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Interest-bearing financial liabilities	$ 659	$ 334	[1]
Before hedging [Member] | Fixed interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Interest-bearing financial liabilities	$ 71,659	$ 72,693	[1]
Before hedging [Member] | US Dollar [member] | Floating interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Effective interest rate	3.90%	0.00%
Interest-bearing financial liabilities	$ 200	$ 0	[1]
Before hedging [Member] | US Dollar [member] | Fixed interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Effective interest rate	5.30%	5.30%
Interest-bearing financial liabilities	$ 41,436	$ 41,499	[1]
Before hedging [Member] | Euro [member] | Fixed interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Effective interest rate	2.70%	2.70%
Interest-bearing financial liabilities	$ 27,719	$ 28,593	[1]
Before hedging [Member] | Chinese Yuan [member] | Fixed interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Effective interest rate	3.90%	3.80%
Interest-bearing financial liabilities	$ 35	$ 38	[1]
Before hedging [Member] | Canadian Dollar [member] | Fixed interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Effective interest rate	4.40%	4.50%
Interest-bearing financial liabilities	$ 541	$ 566	[1]
Before hedging [Member] | South Korean Won [member] | Fixed interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Effective interest rate	5.10%	5.30%
Interest-bearing financial liabilities	$ 31	$ 39	[1]
Before hedging [Member] | Mexican Peso [member] | Fixed interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Effective interest rate	13.30%	13.20%
Interest-bearing financial liabilities	$ 228	$ 225
Before hedging [Member] | Pound Sterling [member] | Fixed interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Effective interest rate	2.50%	2.50%
Interest-bearing financial liabilities	$ 556	$ 567	[1]
Before hedging [Member] | Other currency [member] | Floating interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Effective interest rate	11.40%	11.00%
Interest-bearing financial liabilities	$ 458	$ 334	[1]
Before hedging [Member] | Other currency [member] | Fixed interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Effective interest rate	9.80%	9.60%
Interest-bearing financial liabilities	$ 1,115	$ 1,165	[1]
After hedging [Member] | Floating interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Interest-bearing financial liabilities	1,850	1,527	[1]
After hedging [Member] | Fixed interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Interest-bearing financial liabilities	$ 70,468	$ 71,500	[1]
After hedging [Member] | US Dollar [member] | Floating interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Effective interest rate	5.60%	4.90%
Interest-bearing financial liabilities	$ 637	$ 1,193	[1]
After hedging [Member] | US Dollar [member] | Fixed interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Effective interest rate	5.60%	5.60%
Interest-bearing financial liabilities	$ 32,343	$ 32,965	[1]
After hedging [Member] | Euro [member] | Fixed interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Effective interest rate	2.60%	2.60%
Interest-bearing financial liabilities	$ 28,390	$ 29,274	[1]
After hedging [Member] | Chinese Yuan [member] | Fixed interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Effective interest rate	2.70%	2.70%
Interest-bearing financial liabilities	$ 2,765	$ 2,768	[1]
After hedging [Member] | Canadian Dollar [member] | Fixed interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Effective interest rate	4.30%	4.30%
Interest-bearing financial liabilities	$ 2,642	$ 2,668	[1]
After hedging [Member] | South Korean Won [member] | Fixed interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Effective interest rate	2.70%	2.70%
Interest-bearing financial liabilities	$ 1,931	$ 2,049	[1]
After hedging [Member] | Mexican Peso [member] | Fixed interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Effective interest rate	9.60%	13.20%
Interest-bearing financial liabilities	$ 828	$ 225
After hedging [Member] | Pound Sterling [member] | Fixed interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Effective interest rate	2.90%	2.70%
Interest-bearing financial liabilities	$ 35	$ 37	[1]
After hedging [Member] | Other currency [member] | Floating interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Effective interest rate	11.50%	10.90%
Interest-bearing financial liabilities	$ 1,213	$ 333	[1]
After hedging [Member] | Other currency [member] | Fixed interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Effective interest rate	9.70%	9.50%
Interest-bearing financial liabilities	$ 1,535	$ 1,515	[1]

[1]	Amended to conform to the 2025 presentation